ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Operating accrued liabilities	$243	$263
Accounts payable	63	76
Interest payable on corporate and subsidiary borrowings	81	76
Deferred consideration	40	30
LP Unitholders distributions, preferred limited partnership unit distributions and preferred dividends payable(1)	33	30
Other	42	58
	$502	$533

(1)	Includes amounts payable only to external LP Unitholders. Amounts payable to Brookfield are included in due to related parties.